Accumulated Other Comprehensive Income	12 Months Ended
Jul. 02, 2011
Accumulated Other Comprehensive Income
Accumulated Other Comprehensive Income

Note 8 – Accumulated Other Comprehensive Income

The components of accumulated other comprehensive income are as follows:

In millions	Cumu- lative Trans- lation Adjust- ment	Net Unrealized Gain (Loss) on Qualifying Cash Flow Hedges and Other	Pension/ Post- retire- ment Liability Adjust- ment	Accum- ulated Other Compre- hensive Income (Loss)
Balance at June 28, 2008	$ 539	$ 21	$(411)	$ 149
Measurement date adjustment	–	–	3	3
Amortization of net actuarial loss and prior service credit	–	–	1	1
Net actuarial loss arising during the period	–	–	(299)	(299)
Postretirement plan amendments	–	–	55	55
Other comprehensive income (loss) activity	(561)	(32)	79	(514)
Balance at June 27, 2009	(22)	(11)	(572)	(605)
Disposition of Godrej J.V.	14	–	–	14
Amortization of net actuarial loss and prior service credit	–	–	19	19
Net actuarial loss arising during the period	–	–	(323)	(323)
Pension plan curtailment	–	–	27	27
Pension and postretirement plan amendments	–	–	(4)	(4)
Other comprehensive income (loss) activity	(96)	10	46	(40)
Balance at July 3, 2010	(104)	(1)	(807)	(912)
Disposition of Household & Body Care businesses	55	–	–	55
Amortization of net actuarial loss and prior service credit	–	–	16	16
Net actuarial gain arising during the period	–	–	326	326
Pension plan curtailment	–	–	25	25
Other comprehensive income (loss) activity	277	7	(50)	234
Balance at July 2, 2011	$ 228	$ 6	$(490)	$(256)